Financial risk management - Hedging activities (Details) $ in Thousands	Dec. 31, 2025 USD ($) $ / £	Jun. 30, 2025 USD ($) $ / £	Dec. 31, 2024 USD ($) $ / £
Financial risk management activities
Closing exchange rate | $ / £	1.3456	1.3709	1.254
US dollar
Financial risk management activities
Net debt	$ 640,800	$ 617,500	$ 631,900
Hedged future USD revenues	(247,000)	(250,000)	(331,000)
Unhedged USD borrowings	393,800	367,500	300,900
Borrowings | US dollar
Financial risk management activities
Net debt	650,000	650,000	650,000
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (9,200)	$ (32,500)	$ (18,100)